Loans and advances to customers - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans And Advances To Customers Line Items
Financial assets held for trading	€ 114,945	€ 108,230	€ 92,879
Non-trading financial assets mandatorily at fair value through profit or loss	4,486	4,911	10,730
Financial assets designated at fair value through profit or loss	48,717	62,069	57,460
Financial assets designated at fair value through other comprehensive income	120,953	125,708	121,091
Financial assets at amortised cost	958,378	995,482	946,099
Total financial assets	176,554	184,596	191,124
Impairment losses
Loans And Advances To Customers Line Items
Total financial assets	(284)	(474)	(635)
Customers
Loans And Advances To Customers Line Items
Financial assets held for trading	296	355	202
Non-trading financial assets mandatorily at fair value through profit or loss	552	386	1,881
Financial assets designated at fair value through profit or loss	24,121	30,761	21,915
Financial assets designated at fair value through other comprehensive income	9,267	4,440	1,601
Financial assets at amortised cost	881,963	906,276	857,322
Total financial assets	916,199	942,218	882,921
Customers | Impairment losses
Loans And Advances To Customers Line Items
Total financial assets	(23,595)	(22,242)	(23,307)	€ (25,936)
Customers | Gross carrying amount
Loans And Advances To Customers Line Items
Total financial assets	€ 939,794	€ 964,460	€ 906,228